Derivative Financial Instruments and Hedging Instruments (Details) - TWD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial assets measured at fair value through profit or loss - current:
Foreign currency forward contracts	$ 70,366	$ 65,669
Financial liabilities measured at fair value through profit or loss - current:
Foreign currency forward contracts	106,597	896,998
Hedging derivative financial liabilities - current:
Interest rate swap contracts	$ 0	$ 3,540